LETTERHEAD OF WILLKIE FARR & GALLAGHER LLP

VIA EDGAR

May 2, 2008

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust
Securities Act File No. 33-43446
Investment Company Act File No. 811-06444

Ladies and Gentlemen:

On behalf of Legg Mason Partners Equity Trust (the “Trust”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that the form of Prospectus and Statement of Additional Information for Legg Mason Partners U.S. Large Cap Equity Fund that would have been filed under Rule 497(c) would not have differed from those filed as part of Post-Effective Amendment No. 101 to the Trust’s Registration Statement on Form N-1A filed on April 28, 2008, which was declared effective on April 28, 2008.

If you have any questions or comments, please do not hesitate to call me at (212) 728-8178.

Very truly yours,

/s/ Mary C. Carty
Mary C. Carty

Enclosures

cc:	Harris Goldblat, Esq., Legg Mason
Dianne O’Donnell, Esq.